FAIR VALUE MEASUREMENT OF WARRANTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Opening Balance	$ 1,691
Closing Balance	4,360
Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Opening Balance	1,691
Issuances	10,465
Day One loss	(1,383)
Recognition of Day One loss within profit or loss	163
Changes in fair value through profit and loss	(6,573)
Closing Balance	$ 4,360